Trade and other payables	12 Months Ended
Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables
Trade and other payables

Trade and other payables include amounts owed to suppliers, tax authorities and other parties which are due to be settled within 12 months. The total also includes deferred amounts, some of which represent monies received from customers but for which we have not yet delivered the associated service. These amounts are recognised as revenue when the service is provided.

Trade and other payables are initially recognised at fair value and subsequently measured at amortised cost. Contingent consideration is measured at fair value.

	2020	2019
	£m	£m
Trade payables	2,205	2,404
Deferred payables	137	217
Customer contributions¹	84	87
Social security and other taxes	202	159
Contingent consideration²	30	—
Other payables	944	902
	3,602	3,769

1.	From government-related entities.

2.	Contingent consideration relates to the acquisition of Geronimo (see note 38).
Due to their short maturities, the fair value of trade payables approximates their carrying value.